Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(17.80%)
Annual Return 2003	50.45%
Annual Return 2004	24.17%
Annual Return 2005	10.16%
Annual Return 2006	28.26%
Annual Return 2007	6.72%
Annual Return 2008	(35.62%)
Annual Return 2009	22.30%
Annual Return 2010	2.43%
Annual Return 2011	(10.90%)
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(17.60%)
Annual Return 2003	50.78%
Annual Return 2004	24.47%
Annual Return 2005	10.42%
Annual Return 2006	28.60%
Annual Return 2007	7.01%
Annual Return 2008	(35.47%)
Annual Return 2009	22.59%
Annual Return 2010	2.66%
Annual Return 2011	(10.63%)
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(13.99%)
Annual Return 2003	34.08%
Annual Return 2004	17.62%
Annual Return 2005	13.82%
Annual Return 2006	24.95%
Annual Return 2007	14.21%
Annual Return 2008	(47.04%)
Annual Return 2009	31.13%
Annual Return 2010	8.70%
Annual Return 2011	(13.39%)
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%
Annual Return 2011	(13.05%)
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%
Annual Return 2011	(13.23%)
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(7.77%)
Annual Return 2003	40.24%
Annual Return 2004	16.76%
Annual Return 2005	19.74%
Annual Return 2006	23.34%
Annual Return 2007	19.99%
Annual Return 2008	(50.78%)
Annual Return 2009	37.98%
Annual Return 2010	13.74%
Annual Return 2011	(15.93%)
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(7.49%)
Annual Return 2003	40.59%
Annual Return 2004	17.01%
Annual Return 2005	20.07%
Annual Return 2006	23.69%
Annual Return 2007	20.24%
Annual Return 2008	(50.68%)
Annual Return 2009	38.29%
Annual Return 2010	14.09%
Annual Return 2011	(15.78%)
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%
Annual Return 2011	(10.38%)
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	33.94%
Annual Return 2010	24.20%
Annual Return 2011	(12.28%)
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	34.29%
Annual Return 2010	24.49%
Annual Return 2011	(12.11%)